Distribution Date:	06/12/24	COMM 2015-CCRE27 Mortgage Trust
Determination Date:	06/06/24
Next Distribution Date:	07/12/24
Record Date:	05/31/24	Commercial Mortgage Pass-Through Certificates
Series 2015-CCRE27

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye	cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	6
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	7
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-16		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	17-19	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	20		David Rodgers	(212) 230-9025
Historical Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	23		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	24			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	25
		Controlling Class	RREF II-SG CMBS AIV, L.P.
Modified Loan Detail	26	Representative
Historical Liquidated Loan Detail	27		-
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12635QBC3	1.577000%	38,731,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12635QBD1	2.223000%	72,542,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12635QBE9	3.404000%	62,544,000.00	17,092,649.28	1,105,929.08	48,486.15	0.00	0.00	1,154,415.23	15,986,720.20	36.41%	30.00%
A-3	12635QBF6	3.349000%	200,000,000.00	193,890,647.37	0.00	541,116.48	0.00	0.00	541,116.48	193,890,647.37	36.41%	30.00%
A-4	12635QBG4	3.612000%	278,315,000.00	278,315,000.00	0.00	837,728.15	0.00	0.00	837,728.15	278,315,000.00	36.41%	30.00%
A-M	12635QBJ8	3.984000%	53,568,000.00	53,568,000.00	0.00	177,845.76	0.00	0.00	177,845.76	53,568,000.00	29.43%	24.25%
B	12635QBK5	4.485155%	54,732,000.00	54,732,000.00	0.00	204,567.93	0.00	0.00	204,567.93	54,732,000.00	22.30%	18.38%
C	12635QBL3	4.596405%	43,088,000.00	43,088,000.00	0.00	165,041.59	0.00	0.00	165,041.59	43,088,000.00	16.69%	13.75%
D	12635QAL4	3.596405%	51,238,000.00	51,238,000.00	0.00	153,560.51	0.00	0.00	153,560.51	51,238,000.00	10.01%	8.25%
E	12635QAN0	3.250000%	24,455,000.00	24,455,000.00	0.00	66,232.29	0.00	0.00	66,232.29	24,455,000.00	6.83%	5.63%
F	12635QAQ3	3.250000%	9,317,000.00	9,317,000.00	0.00	25,233.54	0.00	0.00	25,233.54	9,317,000.00	5.61%	4.63%
G	12635QAS9	3.250000%	13,974,000.00	13,974,000.00	0.00	37,846.25	0.00	0.00	37,846.25	13,974,000.00	3.79%	3.13%
H*	12635QAU4	3.250000%	29,113,392.00	29,113,392.00	0.00	35,204.09	0.00	0.00	35,204.09	29,113,392.00	0.00%	0.00%
V	12635QAW0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12635QBA7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12635QAY6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			931,617,392.00	768,783,688.65	1,105,929.08	2,292,862.74	0.00	0.00	3,398,791.82	767,677,759.57

X-A	12635QBH2	1.048180%	705,700,000.00	542,866,296.65	0.00	474,184.74	0.00	0.00	474,184.74	541,760,367.57
X-B	12635QAA8	0.062246%	97,820,000.00	97,820,000.00	0.00	5,074.11	0.00	0.00	5,074.11	97,820,000.00
X-C	12635QAC4	1.000000%	51,238,000.00	51,238,000.00	0.00	42,698.33	0.00	0.00	42,698.33	51,238,000.00
X-D	12635QAE0	1.346405%	33,772,000.00	33,772,000.00	0.00	37,892.33	0.00	0.00	37,892.33	33,772,000.00
X-E	12635QAG5	1.346405%	13,974,000.00	13,974,000.00	0.00	15,678.89	0.00	0.00	15,678.89	13,974,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	12635QAJ9	1.346405%	29,113,392.00	29,113,392.00	0.00	32,665.35	0.00	0.00	32,665.35	29,113,392.00
Notional SubTotal			931,617,392.00	768,783,688.65	0.00	608,193.75	0.00	0.00	608,193.75	767,677,759.57

Deal Distribution Total					1,105,929.08	2,901,056.49	0.00	0.00	4,006,985.57

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12635QBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12635QBD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12635QBE9	273.28999233	17.68241686	0.77523264	0.00000000	0.00000000	0.00000000	0.00000000	18.45764949	255.60757547
A-3	12635QBF6	969.45323685	0.00000000	2.70558240	0.00000000	0.00000000	0.00000000	0.00000000	2.70558240	969.45323685
A-4	12635QBG4	1,000.00000000	0.00000000	3.01000000	0.00000000	0.00000000	0.00000000	0.00000000	3.01000000	1,000.00000000
A-M	12635QBJ8	1,000.00000000	0.00000000	3.32000000	0.00000000	0.00000000	0.00000000	0.00000000	3.32000000	1,000.00000000
B	12635QBK5	1,000.00000000	0.00000000	3.73762936	0.00000000	0.00000000	0.00000000	0.00000000	3.73762936	1,000.00000000
C	12635QBL3	1,000.00000000	0.00000000	3.83033768	0.00000000	0.00000000	0.00000000	0.00000000	3.83033768	1,000.00000000
D	12635QAL4	1,000.00000000	0.00000000	2.99700437	0.00000000	0.00000000	0.00000000	0.00000000	2.99700437	1,000.00000000
E	12635QAN0	1,000.00000000	0.00000000	2.70833327	0.00000000	0.00000000	0.00000000	0.00000000	2.70833327	1,000.00000000
F	12635QAQ3	1,000.00000000	0.00000000	2.70833315	0.00000000	0.00000000	0.00000000	0.00000000	2.70833315	1,000.00000000
G	12635QAS9	1,000.00000000	0.00000000	2.70833333	0.00000000	0.00000000	0.00000000	0.00000000	2.70833333	1,000.00000000
H	12635QAU4	1,000.00000000	0.00000000	1.20920606	1.49912727	43.06225190	0.00000000	0.00000000	1.20920606	1,000.00000000
V	12635QAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12635QBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12635QAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12635QBH2	769.25931224	0.00000000	0.67193530	0.00000000	0.00000000	0.00000000	0.00000000	0.67193530	767.69217454
X-B	12635QAA8	1,000.00000000	0.00000000	0.05187191	0.00000000	0.00000000	0.00000000	0.00000000	0.05187191	1,000.00000000
X-C	12635QAC4	1,000.00000000	0.00000000	0.83333327	0.00000000	0.00000000	0.00000000	0.00000000	0.83333327	1,000.00000000
X-D	12635QAE0	1,000.00000000	0.00000000	1.12200432	0.00000000	0.00000000	0.00000000	0.00000000	1.12200432	1,000.00000000
X-E	12635QAG5	1,000.00000000	0.00000000	1.12200444	0.00000000	0.00000000	0.00000000	0.00000000	1.12200444	1,000.00000000
X-F	12635QAJ9	1,000.00000000	0.00000000	1.12200427	0.00000000	0.00000000	0.00000000	0.00000000	1.12200427	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	05/01/24 - 05/30/24	30	0.00	48,486.15	0.00	48,486.15	0.00	0.00	0.00	48,486.15	0.00
A-3	05/01/24 - 05/30/24	30	0.00	541,116.48	0.00	541,116.48	0.00	0.00	0.00	541,116.48	0.00
A-4	05/01/24 - 05/30/24	30	0.00	837,728.15	0.00	837,728.15	0.00	0.00	0.00	837,728.15	0.00
X-A	05/01/24 - 05/30/24	30	0.00	474,184.74	0.00	474,184.74	0.00	0.00	0.00	474,184.74	0.00
X-B	05/01/24 - 05/30/24	30	0.00	5,074.11	0.00	5,074.11	0.00	0.00	0.00	5,074.11	0.00
X-C	05/01/24 - 05/30/24	30	0.00	42,698.33	0.00	42,698.33	0.00	0.00	0.00	42,698.33	0.00
X-D	05/01/24 - 05/30/24	30	0.00	37,892.33	0.00	37,892.33	0.00	0.00	0.00	37,892.33	0.00
X-E	05/01/24 - 05/30/24	30	0.00	15,678.89	0.00	15,678.89	0.00	0.00	0.00	15,678.89	0.00
X-F	05/01/24 - 05/30/24	30	0.00	32,665.35	0.00	32,665.35	0.00	0.00	0.00	32,665.35	0.00
A-M	05/01/24 - 05/30/24	30	0.00	177,845.76	0.00	177,845.76	0.00	0.00	0.00	177,845.76	0.00
B	05/01/24 - 05/30/24	30	0.00	204,567.93	0.00	204,567.93	0.00	0.00	0.00	204,567.93	0.00
C	05/01/24 - 05/30/24	30	0.00	165,041.59	0.00	165,041.59	0.00	0.00	0.00	165,041.59	0.00
D	05/01/24 - 05/30/24	30	0.00	153,560.51	0.00	153,560.51	0.00	0.00	0.00	153,560.51	0.00
E	05/01/24 - 05/30/24	30	0.00	66,232.29	0.00	66,232.29	0.00	0.00	0.00	66,232.29	0.00
F	05/01/24 - 05/30/24	30	0.00	25,233.54	0.00	25,233.54	0.00	0.00	0.00	25,233.54	0.00
G	05/01/24 - 05/30/24	30	0.00	37,846.25	0.00	37,846.25	0.00	0.00	0.00	37,846.25	0.00
H	05/01/24 - 05/30/24	30	1,210,043.54	78,848.77	0.00	78,848.77	43,644.68	0.00	0.00	35,204.09	1,253,688.22
Totals			1,210,043.54	2,944,701.17	0.00	2,944,701.17	43,644.68	0.00	0.00	2,901,056.49	1,253,688.22

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	4,006,985.57
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,955,538.87	Master Servicing Fee	5,743.65
Interest Reductions due to Nonrecoverability Determination	(23,648.77)	Certificate Administrator Fee	3,177.64
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	331.00
ARD Interest	0.00	Operating Advisor Fee	1,557.49
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,931,890.10	Total Fees	10,809.79

Principal		Expenses/Reimbursements
Scheduled Principal	1,105,929.08	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	8,237.75
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,276.32
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,509.73
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,105,929.08	Total Expenses/Reimbursements	20,023.80

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,901,056.49
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,105,929.08
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,006,985.57
Total Funds Collected	4,037,819.18	Total Funds Distributed	4,037,819.16

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	768,783,689.37	768,783,689.37	Beginning Certificate Balance	768,783,688.65
(-) Scheduled Principal Collections	1,105,929.08	1,105,929.08	(-) Principal Distributions	1,105,929.08
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	767,677,760.29	767,677,760.29	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	770,213,734.36	770,213,734.36	Ending Certificate Balance	767,677,759.57
Ending Actual Collateral Balance	769,109,889.29	769,109,889.29

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.72)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.72)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.60%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	258,821,576.46	33.71%	15	4.6547	NAP	Defeased	20	258,821,576.46	33.71%	15	4.6547	NAP
	7,499,999 or less	20	80,647,905.47	10.51%	15	4.5881	1.802259	1.39 or less	11	160,030,980.68	20.85%	15	4.4884	0.818032
7,500,000 to 14,999,999		10	97,555,716.62	12.71%	15	4.5562	1.699793	1.40 to 1.44	1	5,819,974.99	0.76%	15	4.7500	1.400000
15,000,000 to 24,999,999		7	129,290,213.49	16.84%	15	4.4302	1.691701	1.45 to 1.54	5	88,389,470.31	11.51%	15	4.4538	1.495020
25,000,000 to 49,999,999		4	131,362,348.25	17.11%	15	4.4611	1.189486	1.55 to 1.99	12	107,426,342.89	13.99%	15	4.5869	1.718223
	50,000,000 or greater	1	70,000,000.00	9.12%	15	3.5602	4.750000	2.00 to 2.49	4	30,651,186.23	3.99%	15	4.5186	2.326154
	Totals	62	767,677,760.29	100.00%	15	4.4644	1.856734	2.50 to 2.99	2	6,065,897.68	0.79%	15	4.6925	2.906778
								3.00 or greater	7	110,472,331.05	14.39%	15	3.8308	4.290039
								Totals	62	767,677,760.29	100.00%	15	4.4644	1.856734
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	35	258,821,576.46	33.71%	15	4.6547	NAP
							Defeased	35	258,821,576.46	33.71%	15	4.6547	NAP
Arizona	4	17,405,109.39	2.27%	14	4.4808	2.343497
							Industrial	1	5,387,249.08	0.70%	15	4.3400	1.970000
California	3	25,155,034.41	3.28%	15	4.2825	1.520034
							Lodging	8	92,879,312.88	12.10%	14	4.4604	1.852219
Colorado	1	4,373,120.81	0.57%	14	4.2900	2.240000
							Mixed Use	1	10,000,000.00	1.30%	16	4.7700	1.500000
Florida	6	62,574,211.07	8.15%	15	4.4893	2.218228
							Mobile Home Park	4	25,341,111.20	3.30%	15	4.6644	1.268420
Illinois	7	43,396,821.96	5.65%	15	4.4360	0.969950
							Multi-Family	8	87,780,908.59	11.43%	15	4.5180	1.602353
Iowa	3	19,842,880.64	2.58%	14	4.3327	1.649458
							Office	5	131,757,643.98	17.16%	15	4.0204	3.127373
Michigan	1	4,563,664.26	0.59%	14	4.4400	3.460000
							Retail	20	146,046,711.06	19.02%	15	4.4342	1.411085
Missouri	1	3,717,813.67	0.48%	13	4.3300	1.530000
							Self Storage	4	9,663,245.78	1.26%	15	4.6612	3.111031
New York	3	79,992,760.89	10.42%	15	3.7234	4.335791
							Totals	86	767,677,760.29	100.00%	15	4.4644	1.856734
North Carolina	4	33,211,981.87	4.33%	15	4.4671	2.736096

Ohio	1	1,428,504.20	0.19%	16	4.7400	3.300000

Oklahoma	2	10,889,845.21	1.42%	14	4.5244	1.774415

Oregon	1	27,232,925.64	3.55%	14	4.5900	(0.160000)

Pennsylvania	4	31,803,080.20	4.14%	15	4.7381	1.364423

South Carolina	1	2,109,609.97	0.27%	15	4.7600	1.590000

Tennessee	1	8,591,390.25	1.12%	14	4.6000	2.250000

Texas	3	40,410,089.77	5.26%	15	4.5129	0.998679

Utah	1	1,195,693.74	0.16%	16	5.1100	2.690000

Virginia	2	38,308,578.56	4.99%	16	4.5686	1.536587

Washington	1	10,662,990.12	1.39%	15	4.6000	1.020000

Washington, DC	1	41,990,075.96	5.47%	15	4.3400	1.380000

Totals	86	767,677,760.29	100.00%	15	4.4644	1.856734

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	258,821,576.46	33.71%	15	4.6547	NAP	Defeased	20	258,821,576.46	33.71%	15	4.6547	NAP
	4.2499 or less	5	123,802,304.96	16.13%	15	3.8404	3.739582	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.2500 to 4.4999	13	174,657,464.91	22.75%	15	4.3542	1.432967	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000 to 4.7499	16	148,870,181.09	19.39%	15	4.6348	1.422815	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500 or greater	8	61,526,232.87	8.01%	16	4.8205	1.521060	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	62	767,677,760.29	100.00%	15	4.4644	1.856734	49 months or greater	42	508,856,183.83	66.29%	15	4.3677	2.001837
								Totals	62	767,677,760.29	100.00%	15	4.4644	1.856734
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	258,821,576.46	33.71%	15	4.6547	NAP	Defeased	20	258,821,576.46	33.71%	15	4.6547	NAP
	60 months or less	42	508,856,183.83	66.29%	15	4.3677	2.001837	Interest Only	3	99,000,000.00	12.90%	15	3.8071	4.151111
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	62	767,677,760.29	100.00%	15	4.4644	1.856734	61 months or greater	39	409,856,183.83	53.39%	15	4.5031	1.482684
								Totals	62	767,677,760.29	100.00%	15	4.4644	1.856734
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	258,821,576.46	33.71%	15	4.6547	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		6	90,315,793.81	11.76%	14	4.4721	1.927358	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	35	408,599,979.79	53.23%	15	4.3423	2.028805	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	1	9,940,410.23	1.29%	16	4.4600	1.570000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	62	767,677,760.29	100.00%	15	4.4644	1.856734
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
01A1-C2	30310138	OF	New York	NY	Actual/360	3.560%	214,600.94	0.00	0.00	N/A	09/06/25	--	70,000,000.00	70,000,000.00	06/06/24
02A1	30310133	MF	Various	CA	Actual/360	4.938%	91,761.76	0.00	0.00	N/A	09/06/25	--	21,580,000.00	21,580,000.00	06/06/24
02A1-1	30508308	MF	Canoga Park	CA	Actual/360	4.938%	68,544.93	0.00	0.00	N/A	07/06/25	--	16,120,000.00	16,120,000.00	06/06/24
02A1-2	30508311	MF	Northridge	CA	Actual/360	4.938%	116,084.15	0.00	0.00	N/A	07/06/25	--	27,300,000.00	27,300,000.00	06/06/24
3	30310170	MF	Various	TX	Actual/360	4.210%	190,042.41	118,406.23	0.00	N/A	09/06/25	--	52,421,474.81	52,303,068.58	06/06/24
5	30310171	MF	Washington	DC	Actual/360	4.340%	157,156.54	61,621.59	0.00	N/A	09/06/25	--	42,051,697.55	41,990,075.96	06/06/24
6	30310172	RT	Various	Various	Actual/360	4.330%	118,736.97	71,474.08	0.00	N/A	07/06/25	--	31,844,826.39	31,773,352.31	10/06/23
7	30310139	OF	Tampa	FL	Actual/360	4.650%	121,795.78	51,264.82	0.00	N/A	10/01/25	--	30,417,259.11	30,365,994.29	06/01/24
8	30310173	LO	Portland	OR	Actual/360	4.590%	107,869.54	58,545.71	0.00	N/A	08/06/25	--	27,291,471.40	27,232,925.69	05/06/20
9	30310136	OF	Henderson	NV	Actual/360	4.590%	94,148.79	44,103.88	0.00	N/A	08/06/25	--	23,820,061.00	23,775,957.12	06/06/24
10	30310174	OF	Austin	TX	Actual/360	4.320%	92,770.09	39,178.29	0.00	N/A	09/06/25	--	24,938,197.15	24,899,018.86	06/06/24
11	30310175	MF	Richmond	VA	Actual/360	4.760%	85,605.73	34,511.83	0.00	N/A	10/06/25	--	20,885,105.68	20,850,593.85	06/06/24
12	30310176	MF	Orlando	FL	Actual/360	4.610%	75,290.00	34,800.45	0.00	N/A	09/06/25	--	18,966,062.35	18,931,261.90	06/06/24
13	30310140	RT	Yorktown	VA	Actual/360	4.340%	65,379.11	36,054.39	0.00	N/A	09/01/25	--	17,494,039.10	17,457,984.71	06/01/24
14	30310177	LO	Ocala	FL	Actual/360	4.210%	68,880.28	0.00	0.00	N/A	08/06/25	--	19,000,000.00	19,000,000.00	06/06/24
15	30310178	LO	Charlotte	NC	Actual/360	4.535%	60,696.08	33,425.82	0.00	N/A	09/06/25	--	15,542,618.15	15,509,192.33	06/06/24
16	30310134	MH	Various	PA	Actual/360	4.723%	61,673.86	31,675.34	0.00	N/A	09/06/25	--	15,162,751.46	15,131,076.12	06/06/24
17	30310165	RT	Los Angeles	CA	Actual/360	4.160%	58,995.65	26,660.98	0.00	N/A	09/06/25	--	16,469,008.60	16,442,347.62	06/06/24
19	30296064	IN	Various	MA	Actual/360	4.903%	60,247.56	29,490.08	0.00	N/A	09/06/25	--	14,269,816.11	14,240,326.03	06/06/24
20	30310166	MF	Orlando	FL	Actual/360	4.600%	55,140.80	20,730.57	0.00	N/A	09/06/25	--	13,920,537.69	13,899,807.12	06/06/24
21	30310141	MF	Houston	TX	Actual/360	4.740%	59,184.17	0.00	0.00	N/A	10/01/25	--	14,500,000.00	14,500,000.00	06/01/24
22	30310142	LO	Greenville	NC	Actual/360	4.240%	43,483.25	26,780.46	0.00	N/A	09/01/25	--	11,909,594.71	11,882,814.25	06/01/24
24	30310180	RT	Austin	TX	Actual/360	4.950%	49,349.69	20,040.41	0.00	N/A	09/06/25	--	11,577,639.84	11,557,599.43	06/06/24
25	30296008	LO	Kennewick	WA	Actual/360	4.600%	42,327.41	22,752.79	0.00	N/A	09/06/25	--	10,685,742.88	10,662,990.09	06/06/24
26	30295934	RT	Hoffman Estates	IL	Actual/360	4.370%	35,161.62	20,725.30	0.00	N/A	08/06/25	--	9,343,901.83	9,323,176.53	06/06/24
27	30310143	RT	Jacksonville	FL	Actual/360	4.460%	38,243.36	17,356.97	0.00	10/01/25	10/01/30	--	9,957,767.20	9,940,410.23	06/01/24
28	30310144	98	Various	Various	Actual/360	4.730%	37,371.82	19,148.24	0.00	N/A	09/01/25	--	9,175,377.85	9,156,229.61	06/01/24
29	30310168	LO	Nashville	TN	Actual/360	4.600%	34,104.50	18,441.55	0.00	N/A	08/06/25	--	8,609,831.94	8,591,390.39	06/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	30310181	RT	Glendale	AZ	Actual/360	4.370%	33,697.25	17,199.77	0.00	N/A	08/06/25	--	8,954,757.12	8,937,557.35	06/06/24
31	30310182	MU	Philadelphia	PA	Actual/360	4.770%	41,075.00	0.00	0.00	N/A	10/06/25	--	10,000,000.00	10,000,000.00	03/06/24
32	30310145	IN	Lenexa	KS	Actual/360	4.540%	34,809.80	15,396.71	0.00	N/A	09/01/25	--	8,904,028.04	8,888,631.33	06/01/24
33	30310146	RT	Rockford	IL	Actual/360	4.460%	32,780.02	14,877.40	0.00	10/01/25	10/01/30	--	8,535,229.42	8,520,352.02	06/01/24
34	30310183	RT	South Elgin	IL	Actual/360	4.729%	33,197.34	13,634.36	0.00	N/A	09/06/25	--	8,153,060.69	8,139,426.33	06/06/24
35	30295940	SS	Fort Myers	FL	Actual/360	5.043%	33,443.92	13,113.49	0.00	N/A	09/06/25	--	7,700,624.09	7,687,510.60	06/06/24
36	30310147	MF	Lancaster	NY	Actual/360	4.770%	27,856.69	13,971.59	0.00	N/A	10/01/25	--	6,781,908.20	6,767,936.61	06/01/24
37	30310135	MH	York	PA	Actual/360	4.723%	27,194.91	13,967.14	0.00	N/A	09/06/25	--	6,685,971.94	6,672,004.80	06/06/24
38	30310148	MF	Tulsa	OK	Actual/360	4.680%	24,429.88	12,825.54	0.00	N/A	08/01/25	--	6,062,005.10	6,049,179.56	06/01/24
39	30310169	RT	Peoria	IL	Actual/360	4.240%	0.00	0.00	0.00	N/A	09/06/25	--	6,477,143.09	6,477,143.09	11/06/21
40	30310149	MF	Cottonwood	AZ	Actual/360	4.590%	25,766.35	0.00	0.00	N/A	09/01/25	--	6,519,000.00	6,519,000.00	06/01/24
41	30295864	RT	Various	NC	Actual/360	4.750%	23,846.47	10,060.61	0.00	N/A	09/06/25	--	5,830,035.60	5,819,974.99	06/06/24
42	30310150	RT	Ontario	CA	Actual/360	4.660%	20,808.64	10,939.89	0.00	N/A	09/01/25	--	5,185,595.65	5,174,655.76	06/01/24
43	30296079	IN	Clive	IA	Actual/360	4.340%	20,169.46	9,663.92	0.00	N/A	09/06/25	--	5,396,913.00	5,387,249.08	06/06/24
44	30310184	LO	Page	AZ	Actual/360	5.075%	20,777.99	14,610.09	0.00	N/A	10/06/25	--	4,754,538.66	4,739,928.57	06/06/24
45	30310151	SS	Tucson	AZ	Actual/360	4.590%	19,290.62	10,408.10	0.00	N/A	09/01/25	--	4,880,612.04	4,870,203.94	06/01/24
46	30310152	MF	Kalamazoo	MI	Actual/360	4.440%	17,481.60	8,680.98	0.00	N/A	08/01/25	--	4,572,345.24	4,563,664.26	06/01/24
47	30310137	MF	Houston	TX	Actual/360	4.450%	15,199.63	13,086.23	0.00	N/A	09/06/25	--	3,966,557.91	3,953,471.68	05/06/24
48	30310185	RT	Denver	CO	Actual/360	4.290%	16,186.54	8,527.68	0.00	N/A	08/06/25	--	4,381,648.49	4,373,120.81	06/06/24
49	30310186	MH	Sonora	CA	Actual/360	4.300%	13,129.80	7,902.24	0.00	N/A	09/06/25	--	3,545,933.35	3,538,031.11	06/06/24
50	30310153	RT	Aurora	IN	Actual/360	4.700%	13,445.97	10,661.95	0.00	N/A	09/01/25	--	3,322,271.07	3,311,609.12	06/01/24
52	30310154	RT	Orangeburg	SC	Actual/360	4.520%	14,790.44	0.00	0.00	N/A	10/01/25	--	3,800,000.00	3,800,000.00	06/01/24
53	30310188	OF	Corning	NY	Actual/360	5.070%	14,106.76	6,347.12	0.00	N/A	10/06/25	--	3,231,171.40	3,224,824.28	06/06/24
54	30310155	RT	Brunswick	GA	Actual/360	4.570%	13,773.47	0.00	0.00	N/A	10/01/25	--	3,500,000.00	3,500,000.00	06/01/24
55	30310156	SS	Tucson	AZ	Actual/360	4.590%	11,640.89	6,280.75	0.00	N/A	09/01/25	--	2,945,197.11	2,938,916.36	06/01/24
56	30310157	OF	Lake City	FL	Actual/360	4.710%	13,273.03	4,770.53	0.00	N/A	09/01/25	--	3,272,577.08	3,267,806.55	06/01/24
57	30310189	SS	Bonita Springs	FL	Actual/360	4.660%	11,639.60	4,879.96	0.00	N/A	10/06/25	--	2,900,633.66	2,895,753.70	06/06/24
58	30310158	OF	Greece	NY	Actual/360	4.550%	11,639.79	4,490.97	0.00	N/A	08/01/25	--	2,970,808.05	2,966,317.08	06/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
59	30310159	SS	Lansing	MI	Actual/360	4.630%	10,808.67	4,840.56	0.00	N/A	07/01/25	--	2,711,016.26	2,706,175.70	06/01/24
61	30310191	MF	Lake Bluff	IL	Actual/360	4.540%	8,529.78	4,355.92	0.00	N/A	09/06/25	--	2,181,838.62	2,177,482.70	06/06/24
62	30310160	RT	North Charleston	SC	Actual/360	4.760%	8,665.06	4,391.20	0.00	N/A	09/01/25	--	2,114,001.17	2,109,609.97	06/01/24
63	30310161	MF	Columbus	OH	Actual/360	4.740%	5,842.77	2,962.89	0.00	N/A	10/01/25	--	1,431,467.09	1,428,504.20	06/01/24
64	30310162	SS	Saint George	UT	Actual/360	5.110%	5,271.67	2,338.23	0.00	N/A	10/01/25	--	1,198,031.97	1,195,693.74	06/01/24
65	30310163	SS	Tucson	AZ	Actual/360	4.690%	2,673.50	3,553.48	0.00	N/A	09/01/25	--	661,985.46	658,431.98	06/01/24
Totals							2,931,890.10	1,105,929.08	0.00				768,783,689.37	767,677,760.29
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1-C2	133,027,406.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
02A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
02A1-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
02A1-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	4,195,268.22	913,110.55	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	06/06/24	0.00	0.00	189,942.32	1,520,600.51	3,979,062.54	0.00
7	3,804,976.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	122,728.00	0.00	--	--	03/06/24	2,086,460.87	31,928.68	157,947.19	1,630,988.98	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	1,309,272.27	0.00	--	--	--	0.00	0.00	0.00	0.00	1,326.64	0.00
11	2,126,057.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	2,169,713.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,218,377.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,093,398.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,841,619.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,552,951.04	1,561,582.24	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	3,562,218.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,464,862.75	369,365.84	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	996,989.56	0.00	--	--	--	0.00	0.00	0.00	0.00	56,121.05	0.00
26	1,127,086.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	997,117.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	40,990.61	121,772.21	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	874,498.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	212,985.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	734,175.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	664,506.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	953,462.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	(163,052.25)	0.00	--	--	03/06/24	6,187,427.14	439,440.90	(54.66)	511,419.14	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	648,910.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	783,555.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	782,804.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	1,068,569.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,130,622.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	581,508.13	0.00	--	--	--	0.00	0.00	28,038.23	28,038.23	0.00	0.00
48	710,197.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	273,476.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	419,680.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	721,856.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	395,054.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	332,530.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	287,377.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	372,030.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	250,208.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	312,168.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	176,957,163.38	2,844,058.63				8,273,888.01	471,369.58	416,863.69	3,812,819.07	4,036,510.23	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/12/24	0	0.00	1	10,000,000.00	3	65,483,421.09	1	31,773,352.31	1	6,477,143.09	0	0.00	0	0.00	0	0.00	4.464430%	4.448061%	15
05/10/24	0	0.00	0	0.00	4	75,613,440.88	1	31,844,826.39	1	6,477,143.09	0	0.00	0	0.00	0	0.00	4.464505%	4.448134%	16
04/12/24	1	30,472,239.78	1	10,000,000.00	2	38,397,003.04	1	31,919,859.95	1	6,477,143.09	0	0.00	0	0.00	0	0.00	4.464586%	4.448212%	17
03/12/24	0	0.00	1	10,000,000.00	2	38,467,932.88	1	31,990,789.79	1	6,477,143.09	0	0.00	0	0.00	0	0.00	4.464660%	4.448284%	18
02/12/24	0	0.00	1	10,000,000.00	3	66,022,439.54	1	32,069,141.89	1	6,477,143.09	0	0.00	0	0.00	0	0.00	4.464746%	4.448367%	19
01/12/24	1	10,000,000.00	1	32,139,517.18	1	6,488,697.25	1	32,139,517.18	1	6,488,697.25	0	0.00	0	0.00	0	0.00	4.464816%	4.448434%	20
12/12/23	0	0.00	1	32,209,631.04	2	34,091,313.47	1	32,209,631.04	1	6,500,209.37	0	0.00	0	0.00	0	0.00	4.464885%	4.448501%	21
11/10/23	1	10,000,000.00	1	32,283,352.99	2	34,164,195.25	1	32,283,352.99	1	6,512,443.85	0	0.00	0	0.00	0	0.00	4.464959%	4.448573%	22
10/13/23	0	0.00	0	0.00	1	6,523,869.59	1	32,352,932.54	1	6,523,869.59	0	0.00	0	0.00	0	0.00	4.465028%	4.448639%	23
09/12/23	1	10,000,000.00	0	0.00	3	66,731,007.66	1	32,426,139.27	1	6,536,020.76	0	0.00	0	0.00	0	0.00	4.465101%	4.448710%	24
08/11/23	1	10,000,000.00	1	32,495,188.40	2	34,372,644.18	1	32,495,188.40	1	6,547,360.73	0	0.00	0	0.00	0	0.00	4.465168%	4.448774%	25
07/12/23	0	0.00	0	0.00	2	34,440,156.53	1	32,563,981.03	1	6,558,659.45	0	0.00	0	0.00	0	0.00	4.465235%	4.448839%	26
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	30310172	10/06/23	7	6	189,942.32	1,520,600.51	7,184,883.20	32,352,932.54	07/02/20	2		01/31/22
8	30310173	05/06/20	48	6	157,947.19	1,630,988.98	57,258.37	27,763,487.23	06/23/20	98
31	30310182	03/06/24	2	2	40,990.61	121,772.21	0.00	10,000,000.00	12/11/18	98
39	30310169	11/06/21	30	6	(54.66)	511,419.14	103,561.00	6,786,044.09	07/09/20	7			09/23/22
47	30310137	05/06/24	0	A	28,038.23	28,038.23	4,111.43	3,966,557.91	08/08/23	98
Totals					416,863.69	3,812,819.07	7,349,814.00	80,869,021.77
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		749,216,998	673,733,577	37,232,926		38,250,495
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		18,460,762	18,460,762	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-24	767,677,760	692,194,339	0	10,000,000	27,232,926	38,250,495
May-24	768,783,689	693,170,248	0	27,291,471	37,291,471	38,321,969
Apr-24	769,956,732	691,087,489	30,472,240	10,000,000	0	38,397,003
Mar-24	771,053,831	722,585,898	0	10,000,000	0	38,467,933
Feb-24	772,290,060	696,267,620	0	10,000,000	27,476,155	38,546,285
Jan-24	773,389,671	724,761,456	10,000,000	0	0	38,628,214
Dec-23	774,485,024	708,184,080	0	0	27,591,104	38,709,840
Nov-23	775,649,007	699,201,459	10,000,000	0	27,651,751	38,795,797
Oct-23	776,735,613	737,858,810	0	0	0	38,876,802
Sep-23	777,891,161	701,160,153	10,000,000	0	27,768,848	38,962,160
Aug-23	778,969,085	702,101,252	10,000,000	0	27,825,283	39,042,549
Jul-23	780,042,835	713,038,697	0	0	27,881,497	39,122,640
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	30310172	31,773,352.31	32,352,932.54	49,600,000.00	--	3,945,112.00	1.53000	--	07/06/25	252
8	30310173	27,232,925.69	27,763,487.23	30,000,000.00	11/01/23	(328,341.00)	(0.16000)	12/31/23	08/06/25	253
31	30310182	10,000,000.00	10,000,000.00	10,500,000.00	11/24/20	732,552.00	1.50000	--	10/06/25	I/O
39	30310169	6,477,143.09	6,786,044.09	1,540,000.00	11/15/23	(163,052.25)	(0.39000)	09/30/23	09/06/25	255
47	30310137	3,953,471.68	3,966,557.91	6,820,000.00	07/14/15	544,908.13	1.61000	09/30/23	09/06/25	194
Totals		79,436,892.77	80,869,021.77	98,460,000.00		4,731,178.88

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	30310172	RT	Various	07/02/20	2

6/6/2024 - Loan transferred due to a payment default. Borrower was also severely delinquent on financial reporting. A Receiver has been appointed over both Illinois properties. The Receiver is evaluating property needs. Special Servicer is proceeding with foreclosure litigation in various jurisdictions. Depositions have been tentatively scheduled for end of June. Depositions have been postponed due to Guarantor''s federal indictment. Plaintiff depositions held August 24. Filing

	Motions for Summary Judgment in IL cases. Continuing with foreclosure litigation.

8	30310173	LO	OR	06/23/20	98

6/6/2024 - Loan transferred for Imminent Monetary Default at borrower''s request as a result of the Covid-19 pandemic. Borrower retained third party consultant. As of June 2022 the occupancy, ADR and RevPAR penetration rates were 100.7%,

93.7%, and 94.4%, respectively. The special servicer is dual tracking settlement discussions and enforcement of lender''s rights. Borrower has requested a bring current statement and a non-permitted equity transfer. Lender approved the equity transfer/property manager change. Special Servicer is monitoring the Property for improved financial performance. Borrower''s counsel indicated that Borrower would be making a loan modification request. Special Servicer is pending a revised

	loan proposal from Borrower.
31	30310182	MU	PA	12/11/18	98
	6/6/2024 - Special Servicer is monitoring property performance and leasing activity at the Property. Borrower is in negotiations to extend Foot Locker.

39	30310169	RT	IL	07/09/20	7

6/6/2024 - Loan transferred for Imminent Monetary Default at Borrowers'' request as a result of the Covid-19 pandemic. Borrower and special servicer completed an amendment to the REA and transitioned title to the Lender. Property went REO

	on 9/23/22. Property manager and leasing team engaged. Petco left in December 2022 and property is now 16% occupied. Property is under contract.

47	30310137	MF	TX	08/08/23	98

6/6/2024 - The Loan transferred to Special Servicing in 8/2023. A Hello Letter, PNL have been sent. Borrower has not cooperated with implementation of cash management and a notice of default was sent. The Loan is payment current. Special

	Servicer is pursuing a settlement.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
02A1	30310133	0.00	4.93800%	0.00	4.93800%	8	01/12/22	01/06/22	01/21/22
14	30310177	19,000,000.00	4.21000%	19,000,000.00 4.21000%		8	09/23/20	09/23/20	10/01/20
29	30310168	0.00	4.60000%	0.00	4.60000%	8	02/10/23	12/14/22	02/10/23
57	30310189	3,200,000.00	4.66000%	3,200,000.00 4.66000%		8	11/18/16	11/18/16	11/23/16
Totals		22,200,000.00		22,200,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
18	30310179 01/12/21	7,845,131.98	0.00	8,010,337.38	126,041.76	7,962,495.62	7,836,453.86	8,678.12	0.00	8,678.12	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		7,845,131.98	0.00	8,010,337.38	126,041.76	7,962,495.62	7,836,453.86	8,678.12	0.00	8,678.12	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
18	30310179	04/12/21	0.00	0.00	0.00	0.00	8,678.12	(8,678.12)	0.00	0.00	0.00
		01/12/21	0.00	0.00	8,678.12	0.00	0.00	8,678.12	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	8,678.12	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	5,875.25	0.00	0.00	8,237.75	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	650.80	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	556.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	2,152.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	1,394.38	0.00	0.00	0.00	0.00	23,648.77	0.00	0.00	0.00	0.00
47	0.00	0.00	853.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	0.00	0.00	137.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	0.00	0.00	165.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,276.32	0.00	1,509.73	8,237.75	0.00	23,648.77	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		43,672.57

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30